Investments in Joint Ventures (Details Textual) ₪ in Millions, $ in Millions				12 Months Ended
	Jan. 14, 2016 ILS (₪)	Jan. 14, 2016 USD ($)	Jan. 05, 2015 ILS (₪)	Dec. 31, 2017 ILS (₪) Acres	Dec. 31, 2017 USD ($) Acres
Disclosure of joint ventures [line items]
Subsection agreement percentage				44.90%	44.90%
Total consideration			₪ 37.7
Acquisition amount				₪ 20.0
Project SPV [Member]
Disclosure of joint ventures [line items]
Subsection agreement percentage				50.00%	50.00%
Total consideration	₪ 5.0	$ 100		₪ 40.0	$ 720
Property A [Member]
Disclosure of joint ventures [line items]
Total consideration				₪ 84.0	$ 1,495
Purchase of land acquired | Acres				13	13